Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The Company has prepared the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America, or U.S. GAAP. The Company’s condensed consolidated financial statements reflect the operations of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Unless otherwise noted, the Company has retroactively adjusted all common and preferred share and related price information to give effect to the Exchange Ratio established in the Merger Agreement.

Basis of Presentation

The Company has prepared the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America, or GAAP.

Reverse Recapitalization

Unaudited Interim Condensed Consolidated Financial Statements

Unaudited Interim Condensed Consolidated Financial Statements

The accompanying interim condensed consolidated financial statements and the related footnote disclosures are unaudited. These unaudited interim financial statements have been prepared on the same basis as the audited financial statements, and in management’s opinion, include all adjustments, consisting of only normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of September 30, 2021 and its results of operations for the three and nine months ended September 30, 2020 and 2021, and cash flows for the nine months ended September 30, 2020 and 2021. The results of operations for the three and nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the year ended December 31, 2021 or any other period. The December 31, 2020 year-end condensed consolidated balance sheet was derived from audited annual financial statements but does not include all disclosures from the annual financial statements.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2020 and the related notes included elsewhere in this prospectus, which provides a more complete discussion of the Company’s accounting policies and certain other information.

Other than the policies noted below, there have been no significant changes to the significant accounting policies disclosed in Note 2 of the audited consolidated financial statements as of and for the years ended December 31, 2019 and 2020 included elsewhere in this prospectus.

On August 26, 2021 (the “Closing Date”), Alpha Healthcare Acquisition Corp. (“AHAC”) consummated a merger pursuant to which Hunter Merger Sub, Inc. (“Merger Sub”), a Delaware corporation and wholly owned subsidiary of AHAC, merged with Humacyte, Inc., a Delaware Corporation (“Legacy Humacyte”), with Legacy Humacyte surviving the Merger as a wholly-owned subsidiary of AHAC (such transactions, the “Merger,” and, collectively with the other transactions described in the Business Combination Agreement dated as of February 17, 2021 by and among Legacy Humacyte, Merger Sub, and AHAC (the “Merger Agreement”), the “Reverse Recapitalization”). As a result of the Merger, AHAC was renamed Humacyte, Inc. (“New Humacyte”) and Legacy Humacyte was renamed Humacyte Global, Inc.

Unless otherwise noted, the Company has retroactively adjusted all common and preferred share and related price information to give effect to the Exchange Ratio of approximately 0.26260 established in the Merger Agreement.

Common Stock Warrants

Common Stock Warrants

The Company assumed 5,000,000 publicly-traded warrants (“Public Warrants”) and 177,500 private placement warrants issued to AHAC Sponsor LLC (the “Sponsor”), Oppenheimer & Co. Inc. and Northland Securities, Inc, in connection with AHAC’s initial public offering (“Private Placement Warrants” and, together with the Public Warrants, the “Common Stock Warrants”). The Common Stock Warrants entitle the holder to purchase one share of the Company’s Common stock, par value $0.0001 (“Common Stock”), at an exercise price of $11.50 per share. The Public Warrants are publicly traded and are exercisable for cash unless certain conditions occur, such as the failure to have an effective registration statement related to the shares issuable upon exercise or redemption by the Company under certain conditions, at which time the warrants may be eligible for a cashless exercise. The Private Placement Warrants are non-redeemable for cash so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants are redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The Company evaluated the Common Stock Warrants to determine the appropriate financial statement classification upon the consummation of the Merger. The Common Stock Warrants are not mandatorily redeemable and are considered to be freestanding instruments as they are separately exercisable into common shares. As such, the Common Stock Warrants were not classified as liabilities under FASB ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”). The Company then evaluated the Common Stock Warrants under FASB ASC Topic 815, Derivatives and Hedging.

The agreement governing the Common Stock Warrants includes a provision (“Replacement of Securities Upon Reorganization”), the application of which could result in a different settlement value for the Private Placement Warrants depending on their holder. Because the holder of an instrument is not an input into the pricing of a fixed-for-fixed option on the Company’s ordinary shares, the Private Placement Warrants are not considered to be “indexed to the Company’s own stock” and therefore are not classified in stockholders’ equity. As the Private Placement Warrants meet the definition of a derivative, the Company recorded these warrants as liabilities on the condensed consolidated balance sheet at fair value, with subsequent changes in their respective fair values recognized in the condensed consolidated statements of operations and comprehensive loss at each reporting date.

The Public Warrants are considered to be “indexed to the Company’s own stock”. The agreement provides that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of the Company’s common shares, all holders of the Common Stock Warrants (both the Public Warrants and the Private Placement Warrants) would be entitled to receive cash for all of their Common Stock Warrants. As the Company has a single class of common stock, a qualifying cash tender offer of more than 50% of the Company’s common stock will always result in a change-in-control and would not preclude permanent equity classification of the Public Warrants. Based on this evaluation, the Company concluded that the Public Warrants meet the criteria to be classified within stockholders’ equity.

Contingent Earnout Liability

Contingent Earnout Liability

In connection with the Reverse Recapitalization and pursuant to the Business Combination Agreement dated as of February 17, 2021 by and among Legacy Humacyte, Merger Sub, and AHAC (the “Merger Agreement”), Legacy Humacyte equity holders are entitled to receive as additional merger consideration of up to 15,000,000 shares of the Company’s Common Stock (the “Contingent Earnout Shares”), comprised of two separate tranches of 7,500,000 shares per tranche, for no consideration upon the occurrence of certain triggering events, including a change of control event that is not solely indexed to the common stock. In accordance with ASC 815-40, as the earnout shares were not indexed to the common stock, they were accounted for as a liability at the Reverse Recapitalization date and subsequently remeasured at each reporting date with changes in fair value recorded as a component of other (expense) income, net in the condensed consolidated statements of operations and comprehensive loss.

The estimated fair value of the Contingent Earnout Shares was determined using a Monte Carlo simulation using a distribution of potential outcomes on a monthly basis over a ten-year period prioritizing the most reliable information available. The assumptions utilized in the calculation were based on the achievement of certain stock price milestones, including the current Company common stock price, expected volatility, risk-free rate, expected term and expected dividend yield.

The Contingent Earnout Shares are categorized as a Level 3 fair value measurement (see Fair Value Measurements accounting policy described below in Note 4) because the Company estimated projections over a ten-year period utilizing unobservable inputs. Contingent earnout payments involve certain assumptions requiring significant judgment and actual results can differ from assumed and estimated amounts.

Segments

Segments

The Company operates and manages its business as one reportable and operating segment. The Company is developing proprietary, bioengineered, acellular human tissues that are designed to be used in the treatment of diseases and conditions across a range of anatomic locations in multiple therapeutic areas. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for purposes of evaluating financial performance and allocating resources.

Segments

The Company operates and manages its business as one reportable and operating segment. The Company is developing proprietary, bioengineered, acellular human tissues that can be used in the treatment of diseases and conditions across a range of anatomic locations in multiple therapeutic areas. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for purposes of evaluating financial performance and allocating resources.

Comprehensive loss

Comprehensive loss

Comprehensive loss includes net loss as well as other changes in stockholders’ deficit that result from transactions and economic events other than those with stockholders. There was no difference between net loss and comprehensive loss for the years ended December 31, 2019 and 2020.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates in the financial statements include stock-based compensation costs, right-of-use, or ROU, assets, accruals for research and development activities, contingent earnout liability, fair value of common stock warrants, redeemable convertible preferred stock and income taxes. The Company evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts those estimates and assumptions when facts and circumstances dictate. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates in the financial statements include stock-based compensation costs, right-of-use, or ROU assets, accruals for research and development activities, fair value of common stock, useful lives of property and equipment, redeemable convertible preferred stock and income taxes. The Company evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts those estimates and assumptions when facts and circumstances dictate. Actual results could differ from those estimates.

2. Summary of Significant Accounting Policies (continued)

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term, highly liquid investments purchased with an original maturity of three months or less at the date of purchase to be cash equivalents. Cash deposits are held with financial institutions with investment-grade ratings in the United States of America, or US. Cash deposits typically exceed federally insured limits. As of December 31, 2019 and 2020, cash and cash equivalents consisted of cash on deposit with banks denominated in US dollars and investments in money market funds.

Redeemable Convertible Preferred Stock

Redeemable Convertible Preferred Stock

The Company analyzes all issued equity instruments to determine the appropriate accounting and classification. The Company evaluates its equity instruments under Accounting Standards Codification, or ASC 480, Distinguishing liabilities from equity, to determine whether the instrument embodies an obligation of the Company and, if not, the appropriate classification within temporary or permanent equity. Equity instruments that are classified as temporary equity will have at least one of the following characteristics: redemption at a fixed or determinable price on a fixed or determinable date or dates, redemption at the option of the holder, or any condition of redemption or liquidation which is not solely within the control of the Company without regard to probability.

The Company records equity instruments that are classified as temporary equity at fair value upon issuance, net of issuance costs. The Company accretes the carrying value of its redeemable convertible preferred stock to the redemption or liquidation amount once the Company has determined that it is probable that it will become redeemable or be liquidated. The accretion will be recorded as charges against additional paid-in capital until the additional paid-in capital balance is reduced to zero. At that time, additional accretion adjustments will be recorded as additions to accumulated deficit.

The Company also analyzes instances where the equity instrument has a conversion feature pursuant to ASC 815, Derivatives and hedging, to determine whether the embedded conversion feature should be bifurcated from the equity instrument and accounted for separately. As of December 31, 2019 and 2020, the Company did not have any instruments that have been recognized as derivative liabilities with respect to its outstanding redeemable convertible preferred stock.

Revenue Recognition

Revenue Recognition

The Company’s revenues generally consist of grant revenues, including revenues generated under government and other awarded grants.

Under ASC 606, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration that an entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. ASC 606 also impacts certain other areas, such as the accounting for costs to obtain or fulfill a contract.

In addition, ASC 606 requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers.

For contracts where the period between when the Company transfers a promised good or service to the customer and when the customer pays is one year or less, the Company has elected the practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component.

Revenue Recognition

The Company’s revenues generally consist of grant revenues, including revenues generated under government and other awarded grants.

In 2014, the Financial Accounting Standards Board, or FASB issued Accounting Standards Update No. 2014-09, Revenues from Contracts with Customers (Topic 606), or ASC 606. The new guidance became effective January 1, 2019 for private companies with early adoption allowed. The Company adopted ASC 606 on January 1, 2019 using the modified-retrospective adoption method for all contracts that were not completed as of the date of adoption. Under the modified-retrospective method, there was no cumulative effect of applying the standard as of January 1, 2019.

Under ASC 606, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration that an entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. ASC 606 also impacts certain other areas, such as the accounting for costs to obtain or fulfill a contract.

In addition, ASC 606 requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers.

2. Summary of Significant Accounting Policies (continued)

For contracts where the period between when the Company transfers a promised good or service to the customer and when the customer pays is one year or less, the Company has elected the practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component.

Grant Revenue

Grant Revenue

The Company generates revenue primarily from government and other awarded grants that reimburse the Company for certain allowable costs related to research and development efforts. These grants include the following terms:

The Department of Defense grants are for an award of $4.0 million, all of which was recognized as revenue before the program ended, for work on bioengineered blood vessels for vascular trauma, which was awarded to the Company in September 2017 and ended in February 2020, and an award of $7.1 million for work to support human tissue engineered blood vessels for vascular reconstruction in the injured warfighter, which was awarded to the Company in August 2017 and is ongoing. The Company has recognized revenue of $0.6 million and $1.0 million during the three and nine months ended September 30, 2020,respectively, and $0.2 million and $1.1 million during the three and nine months ended September 30, 2021, respectively, for reimbursement of certain allowable costs related to these grants.

The National Institutes of Health grant is for $1.6 million for work to support bioengineered grafts for peripheral vascular disease, which was awarded to the Company in November 2013. The Company recognized $1.6 million for the reimbursement of certain allowable costs related to the grant before this program ended in 2020. The Company recognized $0.3 million during the three and nine months ended September 30, 2020, and no revenue during the three and nine months ended September 30, 2021, for reimbursement of certain allowable costs related to these grants.

The Company has determined that the grants are not within the scope of ASC 606 as they do not meet the definition of a contract with a customer. The Company has concluded that the grants meet the definition of a contribution and are nonexchange transactions and has applied the contribution accounting model in Subtopic 958-605, Not-for-Profit-Entities-Revenue Recognition by analogy.

The Company recognizes funding received from grants as revenue, rather than as a reduction of research and development expenses, because the Company is the principal in conducting the research and development activities and these grants are central to the Company’s ongoing operations. The Company recognizes revenue only after the qualifying expenses related to the grants have been incurred and it is reasonably assured that the expenses will be reimbursed and the revenue will be collectible. The related costs incurred are included in research and development expense in the Company’s condensed consolidated statements of operations and comprehensive loss.

Revenue from grants not within the scope of ASC 606 was $0.9 million and $1.4 million for the three and nine months ended September 30, 2020, respectively, and $0.2 million and $1.1 million for the three and nine months ended September 30, 2021, respectively.

Grant Revenue

We generate revenue primarily from government and other awarded grants that reimburse us for certain allowable costs related to research and development efforts. The Company has determined that the grants are not within the scope of ASC 606 as they do not meet the definition of a contract with a customer. The Company has concluded that the grants meet the definition of a contribution and are nonexchange transactions and has applied the contribution accounting model in Subtopic 958-605, Not-for-Profit-Entities-Revenue Recognition by analogy.

The Company recognizes funding received from grants as revenue, rather than as a reduction of research and development expenses, because the Company is the principal in conducting the research and development activities and these grants are central to the Company’s ongoing operations. The Company recognizes revenue only after the qualifying expenses related to the grants have been incurred and it is reasonably assured that the expenses will be reimbursed and the revenue will be collectible. The related costs incurred are included in research and development expense in our statements of operations and comprehensive loss.

Revenue from grants not within the scope of ASC 606 was $6.2 million and $1.5 million for the years ending December 31, 2019 and 2020, respectively.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. Total cash balances exceeded insured balances by the Federal Deposit Insurance Corporation as of December 31, 2020 and September 30, 2021. Cash equivalents are invested in highly rated money market funds invested only in obligations of the U.S. government and its agencies.

The majority of the Company’s revenue has been derived from government grants. The Company’s grants, which represented 10% or more of the Company’s total revenue during the three and nine months ended September 30, 2020 and 2021, or accounts receivable balance as of December 31, 2020 and September 30, 2021, are as follows:

	Revenue				Accounts Receivable
	Three Months Ended September 30,		Nine Months Ended September 30,		December 31,	September 30,
	2020	2021	2020	2021	2020	2021
Grant A	—	—	—	—	—	—
Grant B	0	—%	11	—%	—	—
Grant C	68%	100%	65%	100%	100%	100%
Grant D	30	—%	20	—%	—	—
Total	98%	100%	96%	100%	100%	100%

All of the Company’s revenues were generated from grants from government and other entities located in the United States, for the three and nine months ended September 30, 2020 and 2021.

Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. Total cash balances exceeded insured balances by the Federal Depository Insurance Corporation as of December 31, 2019 and 2020. Cash equivalents are invested in highly rated money market funds invested only in obligations of the US government and its agencies.

The majority of the Company’s revenue has been derived from government grants. The Company’s grants which represented 10% or more of the Company’s total revenue during the years ended December 31, 2019 and 2020 or accounts receivable balance as of December 31, 2019 and 2020 are as follows:

	2019		2020
		Accounts		Accounts
	Revenue	Receivable	Revenue	Receivable
Grant A	28%	—	—	—
Grant B	38%	67%	10%	—
Grant C	34%	33%	67%	100%
Grant D	—	—	18%	—
Total	100%	100%	95%	100%

All of the Company’s revenues were generated from grants from government and other entities located in the United States, for the years ended December 31, 2019 and 2020.

Other Risks and Uncertainties

Other Risks and Uncertainties

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, successful discovery and development of its product candidates, the success of clinical trials and other studies for its product candidates, including for its ongoing V005 Phase II/III clinical trial and V007 Phase III clinical trial, the regulatory approval and commercialization of its HAVs and other product candidates, the expected size of the target populations for the Company’s product candidates, the degree of market acceptance of the HAVs, if approved, the availability of third-party coverage and reimbursement, development by competitors of new technological innovations, the ability to manufacture HAVs and other product candidates in sufficient quantities, expectations regarding the Company’s strategic partnerships, dependence on third parties, key personnel and the ability to attract and retain qualified employees, protection of proprietary technology and confidentiality of trade secrets, compliance with governmental regulations, the impact of the COVID-19 pandemic, the Company’s implementation and maintenance of effective internal controls, and the ability to secure additional capital to fund operations and commercial success of its product candidates.

Product candidates currently under development will require extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel, and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s commercialization efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales, and the Company may depend on certain strategic relationships to distribute its products, including the Company’s strategic partnership with Fresenius Medical Care Holdings, Inc., or Fresenius Medical Care, to sell, market and distribute its 6 millimeter HAV for certain specified indications.

2. Summary of Significant Accounting Policies (continued)

Other Risks and Uncertainties

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, successful discovery and development of its product candidates, the success of clinical trials and other studies for its product candidates, including for its ongoing V005 Phase II/III clinical trial and V007 Phase III clinical trial, the regulatory approval and commercialization of its HAVs and other product candidates, the expected size of the target populations for the Company’s product candidates, the degree of market acceptance of the HAVs, if approved, the availability of third-party coverage and reimbursement, development by competitors of new technological innovations, the ability to manufacture HAVs and other product candidates in sufficient quantities, expectations regarding the Company’s strategic partnerships, dependence on third parties, key personnel and the ability to attract and retain qualified employees, protection of proprietary technology and confidentiality of trade secrets, compliance with governmental regulations, the impact of the COVID-19 pandemic, the Company’s implementation and maintenance of effective internal controls, and the ability to secure additional capital to fund operations and commercial success of its product candidates.

Product candidates currently under development will require extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel, and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s commercialization efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales, and the Company may depend on certain strategic relationships to distribute its products, including the Company’s strategic partnership with Fresenius Medical Care Holdings, Inc., or Fresenius Medical Care, to sell, market and distribute its 6 mm HAV for certain specified indications.

Net Loss per Share Attributable to Common Stockholders

Net Loss per Share Attributable to Common Stockholders

The Company follows the two-class method to compute basic and diluted net loss per share attributable to common stockholders when shares met the definition of participating securities. The two-class method determines net loss per common share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to share in the earnings as if all income for the period had been distributed. During periods of loss, there is no allocation required under the two-class method since the redeemable convertible preferred stock did not have a contractual obligation to share in the Company’s losses.

Basic net loss per share attributable to common stockholders is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period without consideration of potentially dilutive common stock. Diluted net loss per share attributable to common stockholders reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company unless inclusion of such shares would be anti-dilutive. As the Company has only incurred losses, basic and diluted net loss per share is the same.

The potential shares of common stock that were excluded from the computation of diluted net loss per share for each period because including them would have had an antidilutive effect were as follows:

	September 30,
	2020	2021

Shares issuable upon conversion of Series A redeemable convertible preferred stock	18,421,897	—
Shares issuable upon conversion of Series B redeemable convertible preferred stock	24,137,647	—
Shares issuable upon conversion of Series C redeemable convertible preferred stock	11,241,283	—
Shares issuable upon conversion of Series D redeemable convertible preferred stock	15,812,735	—
Exercise of options under stock plan	4,516,907	6,399,888
Warrants to purchase common stock	32,961	5,465,204

The 15,000,000 Contingent Earnout shares are excluded from the anti-dilutive table for all the periods presented as such shares are contingently issuable until the share price of the Company exceeds specified thresholds that have not yet been achieved, or upon the occurrence of a change in control.

Net Loss per Share Attributable to Common Stockholders

The Company applies the two-class method to compute basic and diluted net loss per share attributable to common stockholders when shares meet the definition of participating securities. The two-class method determines net loss per share for each class of common and redeemable convertible preferred stock according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common and redeemable convertible preferred stock based upon their respective rights to share in the earnings as if all income (loss) for the period had been distributed. During periods of loss, there is no allocation required under the two-class method since the redeemable convertible preferred stock does not have a contractual obligation to share in the Company’s losses.

2. Summary of Significant Accounting Policies (continued)

Basic net loss per share attributable to common stockholders is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period without consideration of potentially dilutive common stock. Diluted net loss per share attributable to common stockholders reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company unless inclusion of such shares would be anti-dilutive. Since the Company has only incurred losses, basic and diluted net loss per share is the same. Securities that could potentially dilute net loss per share in the future that were not included in the computation of diluted net loss per share are as follows:

	December 31,
	2019	2020

Shares issuable upon conversion of Series A redeemable convertible preferred stock	18,421,897	18,421,897
Shares issuable upon conversion of Series B redeemable convertible preferred stock	24,137,647	24,137,647
Shares issuable upon conversion of Series C redeemable convertible preferred stock	11,241,283	11,241,283
Shares issuable upon conversion of Series D redeemable convertible preferred stock	15,812,735	15,812,735
Options to purchase common stock	5,220,236	4,813,262
Warrant to purchase common stock	32,961	32,961

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants at the measurement date. ASC 820, Fair Value Measurement and Disclosures, establishes a hierarchy whereby inputs to valuation techniques used in measuring fair value are prioritized, or the fair value hierarchy. There are three levels to the fair value hierarchy based on reliability of inputs, as follows:

●	Level 1—Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets.
●	Level 2—Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3—Unobservable inputs in which little or no market data exists, therefore requiring the Company to develop its own assumptions.

The Company evaluates assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them for each reporting period, utilizing valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The determination requires significant judgments to be made by the Company.

The Company’s cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The carrying values of other receivables, accounts payable and accrued expenses as of December 31, 2019 and 2020 approximated their fair values due to the short-term nature of these items.

2. Summary of Significant Accounting Policies (continued)

Fair Value of Financial Instruments

	December 31,
	2019	2020

Shares issuable upon conversion of Series A redeemable convertible preferred stock	18,421,897	18,421,897
Shares issuable upon conversion of Series B redeemable convertible preferred stock	24,137,647	24,137,647
Shares issuable upon conversion of Series C redeemable convertible preferred stock	11,241,283	11,241,283
Shares issuable upon conversion of Series D redeemable convertible preferred stock	15,812,735	15,812,735
Options to purchase common stock	5,220,236	4,813,262
Warrant to purchase common stock	32,961	32,961

Property and Equipment, Net

Property and Equipment, Net

Property and equipment, net are recorded at cost less accumulated depreciation. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred. When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the balance sheet accounts and any resulting gain or loss is included in the results of operations for the respective period. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. The estimated useful lives for significant asset categories are as follows:

Estimated Useful
Property and equipment	Lives (Years)
Scientific equipment	5 – 7
Computer equipment	5
Software	3
Furniture and fixtures	5 – 7
Leasehold improvements	Lesser of useful life or life of lease
Construction in progress	N/A

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews the carrying value of property and equipment for indicators of possible impairment whenever events and circumstances indicate that the carrying value of an asset or asset group may not be recoverable from the estimated future net undiscounted cash flows expected to result from its use and eventual disposition. In cases where estimated future net undiscounted cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of the asset or asset group. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition, and other economic factors. Based on this assessment, during the nine months ended September 30, 2020 and 2021, respectively, the Company concluded there were no such events or changes in circumstances requiring review of the carrying amount of the Company’s long-lived assets and there was no impairment at December 31, 2020 or September 30, 2021.

Estimated Useful
Property and equipment	Lives (Years)
Scientific equipment	5 – 7
Computer equipment	5
Software	3
Furniture and fixtures	5 – 7
Leasehold improvements	Lesser of useful life or life of lease
Construction in progress	N/A

Income Taxes

Income Taxes

Income taxes are computed using the asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s financial statements. In estimating future tax consequences, the Company considers all expected future events other than enactment of changes in tax laws or rates. A valuation allowance is recorded, if necessary, to reduce net deferred tax assets to their realizable values if management does not believe it is more likely than not that the net deferred tax assets will be realized. As of December 31, 2019 and 2020, the Company has recorded a full valuation allowance against its deferred tax assets.

2. Summary of Significant Accounting Policies (continued)

The Company recognizes the benefit of an income tax position only if it is more likely than not (greater than 50%) that the tax position will be sustained upon tax examination, based solely on the technical merits of the tax position. Otherwise, no benefit can be recognized. Assessing an uncertain tax position begins with the initial determination of the sustainability of the position and is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. As of each balance sheet date, unresolved uncertain tax positions must be reassessed. Additionally, the Company must accrue interest and related penalties, if applicable, on all tax exposures for which reserves have been established consistent with jurisdictional tax laws.

The Company has analyzed its filing positions in all significant Federal and state jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. As of December 31, 2019 and 2020, the Company has determined that no uncertain tax positions would have a material impact on the financials statements of the Company. The Company is no longer subject to Federal, state, and local tax examinations by tax authorities for years before 2017 although carry-forward attributes that were generated prior to 2017 may still be adjusted upon examination by the taxing authorities if they either have been or will be used in a future period. No income tax returns are currently under examination by taxing authorities.

As of December 31, 2019 and 2020, the Company had not recorded any amounts for unrecognized tax benefits. The Company’s policy is to recognize interest and penalties related to uncertain tax positions in the provision for income taxes. As of December 31, 2019 and 2020, the Company had no accrued interest or penalties related to uncertain tax positions, and no amounts had been recognized in the Company’s statements of operations and comprehensive loss.

Intellectual Property

Intellectual Property

The Company seeks to protect its intellectual property by filing patent applications in the United States and abroad related to novel technologies and product candidates that it views as important to its business. The patent positions of biotechnology companies generally, including the Company’s patent positions, is highly uncertain and involves complex legal and factual questions for which legal principles remain unresolved. Patent costs have been expensed as incurred as general and administrative expense.

Research and Development

Research and Development

The Company expenses research and development costs as operating expenses as incurred. Research and development expenses consist primarily of:

●	salaries and related overhead expenses for personnel in research and development functions, including stock-based compensation and benefits;
●	fees paid to consultants and CROs, including in connection with clinical trials, and other related clinical trial fees, such as for investigator grants, patient screening, laboratory work and statistical compilation and analysis;
●	allocation of facility lease and maintenance costs;
●	depreciation of leasehold improvements, laboratory equipment and computers;
●	costs related to purchasing raw materials for and producing product candidates for clinical trials;
●	costs related to compliance with regulatory requirements;
●	costs related to the manufacturing scale-out initiative; and
●	license fees related to in-licensed technologies.

Accrued Research and Development

Accrued Research and Development

The Company has entered into various agreements with CROs and a CMO, which conduct preclinical studies and clinical trials and contract manufacturing activities. The Company’s research and development accruals are estimated based on the level of services performed, progress of the studies, including the phase or completion of events, and contracted costs. The estimated costs of research and development provided, but not yet invoiced, are included in accrued expenses on the balance sheet. If the actual timing of the performance of services or the level of effort varies from the original estimates, the Company will adjust the accrual accordingly. Payments made under these arrangements in advance of the performance of the related services are recorded as prepaid expenses and other current assets until the services are rendered. The Company terminated its agreement with its CMO on March 6, 2020 but will continue to rely on its CMO to store and ship HAV inventory until such time as its HAV inventory is fully depleted. As of December 31, 2020, the inventory value held at the CMO is immaterial.

Leases

Leases

Effective January 1, 2019, the Company accounts for its leases under ASC 842, Leases. The Company determines if an arrangement is or contains a lease and the classification of that lease at inception of a contract. The Company’s operating lease assets are included in “operating lease right-of-use assets, net”, and the current and non-current portions of the operating lease liabilities are included in “operating lease obligation, current portion”, and “operating lease obligation, net of current portion”, respectively, on the balance sheets. The Company’s finance lease assets are included in “finance lease right-of-use assets, net”, and the current and non-current portions of the finance lease liabilities are included in “finance lease obligation, current portion”, and “finance lease obligation, net of current portion”, respectively, on the balance sheets.

Under this guidance, arrangements meeting the definition of a lease are classified as operating or finance leases, and are recorded on the balance sheet as both a right-of-use asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease right-of-use assets and lease obligations are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. Operating lease right-of-use assets are adjusted for (i) payments made at or before the commencement date, (ii) initial direct costs incurred, and (iii) tenant incentives under the lease. As the implicit rate for the operating leases were not determinable, the Company used an incremental borrowing rate based on the information available at the respective lease commencement dates in determining the present value of future payments. The incremental borrowing rate represents the interest rate the Company would expect to incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease. The Company determined the incremental borrowing rate by considering various factors, such as its credit rating, interest rates of similar debt instruments of entities with comparable credit ratings, the lease term and the currency in which the lease was denominated. The Company considers a lease term to be the noncancelable period that it has the right to use the underlying asset, including any periods where it is reasonably certain the Company will exercise any option to extend the contract.

2. Summary of Significant Accounting Policies (continued)

Lease expenses for minimum lease payments for operating leases are recognized on a straight-line basis over the lease term. Amortization expense of the right-of-use asset for finance leases is recognized on a straight-line basis over the lease term and interest expense for finance leases is recognized based on the incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term.

In calculating the right-of-use assets and lease liabilities, the Company has elected to combine lease and non-lease components for all asset classes. The Company excludes short-term leases, if any, having initial terms of 12 months or less from the new guidance as an accounting policy election, and recognizes rent expense on a straight-line basis over the lease term.

Prior to the adoption of ASC 842 on January 1, 2019 the Company was deemed to be the accounting owner of leased space during the construction of its headquarters in a build-to-suit arrangement. Upon substantial completion of construction in June 2018, the Company assessed the facility for sale-leaseback criteria qualification. The Company determined that the transaction did not meet the requirements of a sale-leaseback due to the Company’s continuing involvement in the leased facility. As such, the facility was accounted for as an asset financing, with the building asset and related facility financing obligation remaining on the Company’s balance sheet. The Company availed itself of the practical expedients provided under the ASU and its subsequent amendments regarding identification of leases, lease classification, indirect costs, and the combination of lease and non-lease components. Upon adoption of ASC 842, the Company removed the building assets and facility financing obligation, under the failed sale leaseback, for its headquarters lease from its financial statements, with a corresponding adjustment (addition) to accumulated deficit of $1.9 million, and recorded a finance lease liability and corresponding right-of-use asset, each for $27.6 million in connection with the headquarters lease. In addition, the adoption of this guidance resulted in the recognition of operating right-of-use assets and operating lease liabilities of $0.9 million as of January 1, 2019, which included the lease of the underlying land associated with its headquarters.

The cumulative effect of initially applying the new lease guidance on January 1, 2019 is as follows:

	January 1, 2019
		Cumulative	Beginning
	Beginning	Effect	Balance,
($ in thousands)	Balance	Adjustment	As Adjusted
Assets
Building asset	$25,091	$(25,091)	$—
Finance lease right-of-use assets, net	$—	$27,612	$27,612
Operating lease right-of-use assets, net	$—	$923	$923

Liabilities and stockholders’ deficit
Accrued expenses	$7,049	$(1)	$7,048
Facility financing obligation, current portion	$276	$(276)	$—
Finance lease obligation, current portion	$—	$1,292	$1,292
Operating lease obligation, current portion	$—	$55	$55
Facility financing obligation, net of current portion	$22,955	$(22,955)	$—
Finance lease obligation, net of current portion	$—	$26,319	$26,319
Operating lease obligation, net of current portion	$—	$870	$870
Accumulated deficit	$(234,289)	$(1,861)	$(236,150)

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In August 2020, the FASB issued ASU No. 2020-06, “Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. Either a modified retrospective method of transition or a fully retrospective method of transition is permissible for the adoption of this standard. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021, with early adoption permitted. The Company adopted ASU 2020-06 as of January 1, 2021. The adoption of this ASU had no impact on the Company’s financial statements and related disclosures.

Recently Adopted Accounting Pronouncements

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which makes a number of changes to add, modify or remove certain disclosure requirements associated with the movement amongst or hierarchy associated with Level 1, Level 2 and Level 3 fair value measurements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted upon issuance of the update. The Company adopted ASU 2018-13 as of January 1, 2020. The adoption of this ASU did not have a material impact on its financial statements and related disclosures.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In May 2021, the FASB issued ASU No. 2021-04, “Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options” (“ASU 2021-04”). The FASB issued this update to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity classified written call options (for example, warrants) that remain equity classified after modification or exchange. ASU 2021-04 is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring after the effective date of the amendments. The Company is currently evaluating the effect of this update on its financial statements.

Recently Issued Accounting Pronouncements

In August 2020, the FASB issued ASU No. 2020-06, “Debt-Debt with Conversion and Other Options (Subtopic 470 – 20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815 – 40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. Either a modified retrospective method of transition or a fully retrospective method of transition is permissible for the adoption of this standard. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021, with early adoption permitted. The Company plans to adopt the standard effective January 1, 2021 and is currently evaluating the impact of this standard on its financial statements and related disclosures.